10 FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Financial Assets, Measured at Fair Value
The following table sets forth the financial assets, measured at fair value, by level within the fair value hierarchy as of June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016

Level 3
Contingent consideration	$5,346,688	$5,266,488

Change in Level 3 Instruments
The following table presents the change in level 3 instruments:

	Three Months Ended June 30, 2017	Six Months Ended June 30, 2017

Opening balance	6,192,200	5,266,488
Additions during the period	$-	$1,200,000
Paid/settlements	(445,512)	(719,800)
Total gains recognized in Statement of Operations	(400,000)	(400,000)
Closing balance	5,346,688	5,346,688